Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Financing Receivable, Modifications [Line Items]
Mortgage loans eligible for repurchase	¥ 52,725	¥ 76,395